NATIONWIDE MUTUAL FUNDS
Nationwide Geneva Small Cap Growth Fund

Supplement dated November 16, 2018
to the Summary Prospectus dated September 24, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Amy S. Croen in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE